THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK** — 98.2%
	Shares	Value
Communication Services — 2.1%
Iridium Communications	34,287	$1,762,352

Consumer Discretionary — 10.1%
Academy Sports & Outdoors	11,568	607,783
Boot Barn Holdings *	11,195	699,911
Dick’s Sporting Goods	4,886	587,737
Funko, Cl A *	72,398	789,862
Taylor Morrison Home, Cl A *	30,035	911,562
Texas Roadhouse, Cl A	8,983	817,004
Topgolf Callaway Brands *	91,478	1,806,691
Urban Outfitters *	15,724	375,017
Wingstop	13,794	1,898,330

		8,493,897

Consumer Staples — 7.9%
BJ’s Wholesale Club Holdings *	38,822	2,568,464
Celsius Holdings *	18,943	1,970,830
MGP Ingredients	12,183	1,296,028
TreeHouse Foods *	17,547	866,471

		6,701,793

Energy — 8.3%
ChampionX	73,515	2,131,200
Chesapeake Energy	24,250	2,288,473
Enviva	14,940	791,372
Matador Resources	31,352	1,794,589

		7,005,634

Financials — 4.9%
Assured Guaranty, Ltd.	10,204	635,301
Moelis, Cl A	25,848	991,788
Wintrust Financial	29,611	2,502,722

		4,129,811

Health Care — 28.9%
Apellis Pharmaceuticals *	11,630	601,387
Argenx ADR *	4,792	1,815,353
Ascendis Pharma ADR *	4,516	551,539
Axsome Therapeutics *	12,372	954,252
Chinook Therapeutics *	44,207	1,158,223
Cutera *	17,568	776,857
Cytokinetics *	28,299	1,296,660
Day One Biopharmaceuticals *	39,712	854,602
Establishment Labs Holdings *	22,203	1,457,627

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2022
(Unaudited)

COMMON STOCK** — continued
	Shares	Value
Health Care — continued
Inari Medical *	15,454	$982,256
Inspire Medical Systems *	5,919	1,490,878
Insulet *	3,735	1,099,547
Intra-Cellular Therapies *	24,208	1,281,087
Karuna Therapeutics *	6,495	1,276,268
Krystal Biotech *	18,290	1,448,934
Lantheus Holdings *	17,124	872,639
Legend Biotech ADR *	18,161	906,597
Prometheus Biosciences *	16,898	1,858,780
Repligen *	5,543	938,485
Shockwave Medical *	3,893	800,440
TransMedics Group *	17,529	1,081,890
Vaxcyte *	7,263	348,261
Xenon Pharmaceuticals *	14,452	569,842

		24,422,404

Industrials — 23.1%
Ameresco, Cl A *	19,011	1,086,289
CACI International, Cl A *	11,126	3,344,364
Casella Waste Systems, Cl A *	16,047	1,272,688
Clean Harbors *	7,638	871,649
Copa Holdings, Cl A *	7,959	661,950
Energy Recovery *	27,113	555,545
Heritage-Crystal Clean *	9,515	309,047
Kornit Digital *	34,074	782,680
RBC Bearings *	1,842	385,623
Regal Rexnord	14,337	1,720,153
Standex International	5,957	610,056
Symbotic, Cl A *	79,305	946,902
TFI International	28,556	2,862,453
WillScot Mobile Mini Holdings, Cl A *	89,502	4,042,805

		19,452,204

Information Technology — 12.4%
Bill.com Holdings *	20,157	2,196,307
Box, Cl A *	14,242	443,353
Clearfield *	5,181	487,739
CyberArk Software *	3,712	481,261
Descartes Systems Group *	15,839	1,103,186
Elastic *	24,722	1,273,183
Lattice Semiconductor *	31,145	2,020,688
Monolithic Power Systems	5,899	2,085,945
Wix.com *	4,753	365,173

		10,456,835

THE ADVISORS’ INNER CIRCLE FUND III	NICHOLAS PARTNERS
SMALL CAP GROWTH FUND
DECEMBER 31, 2022
(Unaudited)

COMMON STOCK** — continued
	Shares	Value
Materials — 0.5%
LSB Industries *	30,474	$405,304

Total Common Stock
(Cost $71,021,708)		82,830,234

Total Investments - 98.2%
(Cost $71,021,708)		$82,830,234

Percentages are based on Net Assets of $84,382,019.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NIC-QH-001-0800